Long-Term Debt - Summary of Long-Term Debt Repayable (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Maturities Of Long Term Debt [Abstract]
2013	$ 3,512
2013		21,330
2014	14,050	21,330
2015	14,050	21,330
2016	274,050	1,781,784
2017	14,050
Thereafter	1,341,775
Total	$ 1,661,487	$ 1,845,774	$ 1,439,543